Deferred Income - Summary of deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 38,946	€ 51,371
Current deferred income	17,552	21,942
Non-current deferred income	21,394	29,429
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 38,946	50,930	€ 64,739
Rett Syndrome Research Trust
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income		€ 441